Corporate information (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Jun. 20, 2023	Jun. 10, 2022	Apr. 06, 2022	Mar. 01, 2022	Aug. 31, 2024	Sep. 30, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Subsidiaries
Equity-settled listing costs (in Yuan Renminbi)							¥ 0		¥ 0	¥ 1,912,693
Net loss (in Yuan Renminbi)							(914,442)	$ (125,278)	(1,307,150)	(5,637,365)
Net operating cash outflow (in Yuan Renminbi)							(179,138)	$ (24,541)	¥ (567,604)	(586,118)
Accumulated losses (in Yuan Renminbi)							(8,251,700)
Working capital deficit (in Yuan Renminbi)							¥ (910,900)
Existing bank borrowings, period							12 months	12 months
RISE [Member]
Summary of Subsidiaries
Consideration transferred, acquisition-date fair value (in Yuan Renminbi)										1,892,000
Identifiable assets acquired (in Yuan Renminbi)										21,000
Equity-settled listing costs (in Yuan Renminbi)										¥ 1,913,000
Bottom of range [member]
Summary of Subsidiaries
Working capital (in Dollars) | $											$ 15,000
Top of range [member]
Summary of Subsidiaries
Working capital (in Dollars) | $											$ 20,000
Shaanxi Kuaidian [Member] | Beijing Chezhubang [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary						100.00%
Beijing Chezhubang [Member] | Anji Zhidian [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary				100.00%
Zhidian Youtong [Member] | Beijing Chezhubang [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary				100.00%
Cosmo Light [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary				100.00%
QHM New Energy [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary				100.00%
XXND Automobile [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary				80.00%
Kuaidian Power Beijing [Member] | Anji Zhidian [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary			100.00%
Sinopowe Holdings International Co Limited [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary	89.999%
Percentage of ownership interest sold in subsidiary					89.999%
Dada [Member] | RISE [Member]
Summary of Subsidiaries
Number of instruments or interests issued or issuable										165,791,964
Ordinary shares [member] | Newlink Technology Limited [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary							51.77%	51.77%
Ordinary shares [member] | RISE [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary		7.00%
Ordinary shares [member] | Dada [Member] | Dada [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary		93.00%